Sterling Capital Mid Value Fund

Schedule of Portfolio Investments
June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%
	Auto Components — 3.3%
76,788	Gentex Corp.	$1,978,827
	Capital Markets — 3.1%
25,104	Affiliated Managers Group, Inc.	1,871,754
	Chemicals — 6.6%
88,813	Axalta Coating Systems, Ltd.(a)	2,002,733
74,967	Corteva, Inc.	2,008,366
		4,011,099
	Construction & Engineering — 3.6%
25,433	Jacobs Engineering Group, Inc.	2,156,718
	Consumer Finance — 3.2%
150,794	SLM Corp.	1,060,082
39,141	Synchrony Financial	867,365
		1,927,447
	Containers & Packaging — 3.4%
31,383	Crown Holdings, Inc.(a)	2,043,975
	Diversified Financial Services — 3.7%
145,211	Jefferies Financial Group, Inc.	2,258,031
	Diversified Telecommunication Services — 5.8%
159,615	CenturyLink, Inc.	1,600,939
26,447	GCI Liberty, Inc., Class A(a)	1,880,911
		3,481,850
	Electrical Equipment — 2.9%
46,483	Sensata Technologies Holding PLC(a)	1,730,562
	Energy Equipment & Services — 1.3%
38,390	Core Laboratories NV	780,085
	Health Care Equipment & Supplies — 3.7%
18,812	Zimmer Biomet Holdings, Inc.	2,245,400
	Health Care Providers & Services — 8.3%
10,171	HCA Healthcare, Inc.	987,197
13,248	Laboratory Corp. of America Holdings(a)	2,200,625
11,845	McKesson Corp.	1,817,260
		5,005,082
	Hotels, Restaurants & Leisure — 3.1%
6,177	Cracker Barrel Old Country Store, Inc.	685,091
16,036	Hilton Worldwide Holdings, Inc.	1,177,844
		1,862,935
	Household Durables — 2.3%
13,528	Mohawk Industries, Inc.(a)	1,376,609
	Household Products — 2.3%
30,058	Spectrum Brands Holdings, Inc.	1,379,662
	Insurance — 5.9%
9,079	Enstar Group, Ltd.(a)	1,386,999
15,446	Lincoln National Corp.	568,258
1,745	Markel Corp.(a)	1,610,932
		3,566,189
	Interactive Media & Services — 3.3%
16,713	Baidu, Inc., ADR(a)	2,003,722

Shares		Fair Value
COMMON STOCKS — (continued)
	Internet & Direct Marketing Retail — 3.3%
26,952	eBay, Inc.	$1,413,632
7,325	Expedia Group, Inc.	602,115
		2,015,747
	IT Services — 2.9%
18,376	Euronet Worldwide, Inc.(a)	1,760,788
	Machinery — 2.2%
62,668	Trinity Industries, Inc.	1,334,202
	Media — 3.2%
25,539	Fox Corp., Class A	684,956
102,323	News Corp., Class B	1,222,760
		1,907,716
	Oil, Gas & Consumable Fuels — 1.7%
414,362	Southwestern Energy Co.(a)	1,060,767
	Pharmaceuticals — 2.2%
36,045	Prestige Consumer Healthcare, Inc.(a)	1,353,850
	Professional Services — 2.8%
25,268	ASGN, Inc.(a)	1,684,870
	Real Estate Management & Development — 3.7%
49,328	CBRE Group, Inc., Class A(a)	2,230,612
	Specialty Retail — 3.6%
24,473	CarMax, Inc.(a)	2,191,557
	Technology Hardware, Storage & Peripherals — 2.1%
73,780	NCR Corp.(a)	1,277,870
	Trading Companies & Distributors — 3.7%
32,263	Air Lease Corp.	944,983
37,342	HD Supply Holdings, Inc.(a)	1,293,900
		2,238,883
	Total Common Stocks
	(Cost $55,297,327)	58,736,809

MONEY MARKET FUND — 2.8%
1,683,826	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(b)	1,683,826
	Total Money Market Fund
	(Cost $1,683,826)	1,683,826
Total Investments — 100.0%
(Cost $56,981,153)		60,420,635
Net Other Assets (Liabilities) — 0.0%		9,634
NET ASSETS — 100.0%		$60,430,269

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund
June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Mid Value Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Mid Cap Value Fund	$60,420,635	(a)	$—	$—	$60,420,635

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund — (continued)
June 30, 2020 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments.The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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